ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 1,773	$ 2,311
Less: allowance for doubtful accounts	(473)	(467)	$ (92)
Accounts receivable, net	$ 1,300	$ 1,844